FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Schedule of hedge information
The following tables show the level of hedge for different periods:

Positions as of December 31, 2023 (*)	Maturities
	Q124	Q224	Q324	Q424	Total
Percentage of coverage over the expected volume of consumption	35%	32%	30%	22%	30%

Positions as of December 31, 2022 (*)	Maturities
	Q123	Q223	Q323	Q423	Total
Percentage of coverage over the expected volume of consumption	24%	24%	15%	5%	17%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).
Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Fair value of foreign currency derivatives	1,544	—	—	—	1,544	—
Total hedge derivatives	1,544	—	—	—	1,544	—

Schedule of sensitivity analysis
The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.

Benchmark price (US$ per barrel)	Positions as of December 31, 2023 effect on Equity (MUS$)	Positions as of December 31, 2022 effect on Equity (MUS$)
+5	+10.8	+2.2
-5	-10.7	-2.3
The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation) of R$/US$	Effect on equity as of December 31, 2023 (MUS$)	Effect on equity as of December 31, 2022 (MUS$)
-10%	-10.0	-2.9
+10%	+19.0	+3.0
The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

Appreciation (depreciation) of R$/US$	Effect on Income Statement for the year ended December 31, 2023 (MUS$)	Effect on Income Statement for the year ended December 31, 2022 (MUS$)
-10%	+6.6	+70.7
+10%	-6.6	-70.7
The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation) of R$/US$	Effect at December 31, 2023 MUS$	Effect at December 31, 2022 MUS$
-10%	+327.01	+98.11
+10%	-267.56	-80.28
Sensitivity analysis:
The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease) of future curve SOFR rate	Positions as of December 31, 2023 effect on Income (Loss) before taxes (MUS$)	Positions as of December 31, 2022 effect on Income (Loss) before tax (MUS$)

+100 basis points	-20.27	-22.64
-100 basis points	+20.27	+22.64

Increase (decrease) interest rate curve	Positions as of December 31, 2023 effect on equity (MUS$)	Positions as of December 31, 2022 effect on equity (MUS$)

+100 basis points	—	+6.9
-100 basis points	—	-8.2

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity
Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	GOLDMAN SACHS	U.S.A.	US$	44,721	127,878	302,953	1,192,355	—	1,667,907	1,089,000	Quarterly	20.31	15.04

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	3,230	6,409	6,409	182,647	198,695	160,214	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	153,813	307,625	697,438	793,625	1,952,501	1,150,000	To the expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,940	17,082	41,319	40,578	120,730	225,649	171,704	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,948	16,928	42,098	40,736	54,056	159,766	132,585	Quarterly/Monthly	8.76	8.76

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	452	1,348	43,531	43,494	16,665	105,490	99,109	Quarterly	2.29	2.05
0-E	MUFG	U.S.A.	US$	12,919	37,926	16,649	—	—	67,494	64,102	Quarterly	7.11	7.11
0-E	CREDIT AGRICOLE	France	US$	6,451	33,576	75,714	243,842	—	359,583	266,768	To the expiration	9.43	9.43

Financial lease
0-E	NATIXIS	France	US$	10,653	30,443	73,474	70,443	94,995	280,008	215,357	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,984	50,411	17,681	—	—	86,076	84,177	Quarterly	4.41	3.16
0-E	EXIM BANK	U.S.A.	US$	3,262	9,389	216,015	148,582	75,118	452,366	413,072	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	5,891	17,705	47,590	54,357	117,597	243,140	172,582	Monthly	10.71	10.71

Others loans
0-E	OTHERS (*)	Chile	US$	104	—	—	—	—	104	104	To the expiration	—	—
	TOTAL			114,325	499,729	1,191,058	2,538,234	1,455,439	5,798,785	4,018,777
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	16,006	Quarterly	—	—

	TOTAL			510	1,530	4,080	9,886	—	16,006	16,006

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	139,599	419,554	1,116,682	928,238	1,685,262	4,289,335	2,894,195	—	—	—
	OTHER ASSETS	OTHERS	US$	2,523	7,276	14,863	846	1,404	26,912	25,680	—	—	—
			CLP	19	57	94	—	—	170	135	—	—	—
			UF	557	1,255	2,906	2,426	5,099	12,243	11,097	—	—	—
			COP	122	308	266	148	—	844	667	—	—	—
			EUR	63	101	172	23	—	359	296	—	—	—
			BRL	2,314	6,871	15,177	14,438	25,742	64,542	35,841	—	—	—
			MXN	24	71	8	—	—	103	84	—	—	—
Trade and other accounts payables
-	OTHERS	OTHERS	US$	846,541	7,063	—	—	—	853,604	709,933	—	—	—
			CLP	44,593	8,072	—	—	—	52,665	64,317	—	—	—
			BRL	309,999	7,671	—	—	—	317,670	409,474	—	—	—
			Other currency	178,740	5,522	—	—	—	184,262	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	US$	—	2,312	—	—	—	2,312	2,312
Foreign	Delta Air Lines, Inc.	U.S.A	US$	—	5,132	—	—	—	5,132	5,132
	Total			1,525,094	471,265	1,150,168	946,119	1,717,507	5,810,153	4,277,352
	Total consolidated			1,639,929	972,524	2,345,306	3,494,239	3,172,946	11,624,944	8,312,135

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
97.023.000-9	GOLDMAN SACHS	U.S.A.	US$	32,071	122,278	323,125	1,361,595	—	1,839,069	1,100,000	Quarterly	18.46	13.38
0-E	SANTANDER	Spain	US$	19,164	55,288	—	—	—	74,452	70,951	Quarterly	7.26	7.26
Obligations with the public
97.030.000-7	SANTANDER	Chile	UF	—	3,136	6,271	6,271	178,736	194,414	156,783	At Expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	152,531	307,625	757,625	887,250	2,105,031	1,150,000	At Expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	At Expiration	1.00	1.00
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	6,692	14,705	39,215	39,215	138,345	238,172	184,198	Quarterly	5.76	5.76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,839	13,465	45,564	43,444	75,505	181,817	141,605	Quarterly / Monthly	8.20	8.20
Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	394	1,171	12,119	21,111	60,857	95,652	86,612	Quarterly	2.01	1.78
0-E	MUFG	U.S.A.	US$	13,091	38,914	69,916	—	—	121,921	112,388	Quarterly	6.23	6.23
0-E	CREDIT AGRICOLE	France	US$	5,769	31,478	70,890	267,615	—	375,752	275,000	At Expiration	8.24	8.24
Financial lease
0-E	CITIBANK	U.S.A.	US$	6,995	5,844	-	—	—	12,839	12,514	Quarterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,978	20,662	1,543	—	—	29,183	28,165	Quarterly	5.99	5.39
0-E	NATIXIS	France	US$	9,864	29,468	75,525	70,787	129,582	315,226	239,138	Quarterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	18,072	54,088	86,076	—	—	158,236	152,693	Quarterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,749	5,165	6,665	—	—	13,579	12,590	Quarterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	3,176	9,681	137,930	193,551	157,978	502,316	446,509	Quarterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	5,878	17,651	47,306	50,649	145,184	266,668	182,237	Monthly	10.45	10.45

Others loans
0-E	OTHERS (*)	Chile	US$	2,028	—	—	—	—	2,028	2,028	At Expiration	—	—
	TOTAL			135,760	575,525	1,229,770	2,811,863	1,773,443	6,526,361	4,353,414
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial Leases
0-E	NATIXIS	France	US$	510	1,530	4,080	4,080	7,846	18,046	18,046	Semiannual/Quarterly	7.23	7.23
Bank loans
0-E	MERRILL LYNCH CREDIT PRODUCTS, LLC	Brazil	BRL	304,549	—	—	—	—	304,549	304,549	Monthly	3.95	3.95
	TOTAL			305,059	1,530	4,080	4,080	7,846	322,595	322,595

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	80,602	250,297	845,215	776,431	1,094,935	3,047,480	2,134,968	—	—	—
	OTHER ASSETS	OTHERS	US$	1,727	8,080	20,641	6,251	1,763	38,462	35,157	—	—	—
			CLP	20	34	69	—	—	123	111	—	—	—
			UF	574	1,568	3,007	2,515	6,273	13,937	11,703	—	—	—
			COP	76	227	301	—	—	604	518	—	—	—
			EUR	84	253	246	24	—	607	571	—	—	—
			BRL	2,064	6,192	14,851	12,491	28,625	64,223	33,425	—	—	—
Trade and other accounts payables
	OTHERS	OTHERS	US$	80,557	58,342	—	—	—	138,899	138,899	—	—	—
			CLP	168,393	1,231	—	—	—	169,624	169,624	—	—	—
			BRL	370,772	5,242	—	—	—	376,014	376,014	—	—	—
			Other currency	583,118	3,935	—	—	—	587,053	587,053	—	—	—
Accounts payable to related parties currents
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	5	—	—	—	—	5	5	—	—	—
Foreign	Patagonia Seafarms	U.S.A	US$	7	—	—	—	—	7	7	—	—	—

	Total			1,287,999	335,401	884,330	797,712	1,131,596	4,437,038	3,488,055
	Total consolidated			1,728,818	912,456	2,118,180	3,613,655	2,912,885	11,285,994	8,164,064

Classification of financial instruments at fair value
The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2023				As of December 31, 2022
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	89,706	89,706	—	—	95,452	95,452	—	—
Short-term mutual funds	89,706	89,706	—	—	95,452	95,452	—	—

Other financial assets, current	22,136	—	22,136	—	21,601	—	21,601	—
Fair value interest rate derivatives	—	—	—	—	8,816	—	8,816	—
Fair value of fuel derivatives	22,136	—	22,136	—	12,594	—	12,594	—
Fair value of foreign currency derivative	—	—	—	—	191	—	191	—

Liabilities
Other financial liabilities, current	1,544	—	1,544	—	—	—	—	—
Fair value of foreign currency derivatives	1,544	—	1,544	—	—	—	—	—

Schedule of financial instruments which are not recorded at fair value	In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2023		As of December 31, 2022
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,625,055	1,625,055	1,121,223	1,121,223
Cash on hand	2,019	2,019	2,248	2,248
Bank balance	552,187	552,187	480,566	480,566
Overnight	75,236	75,236	259,129	259,129
Time deposits	995,613	995,613	379,280	379,280
Other financial assets, current	152,683	152,683	481,914	481,914
Other financial assets	152,683	152,683	481,914	481,914
Trade debtors, other accounts receivable and Current accounts receivable	1,385,910	1,385,910	1,008,109	1,008,109
Accounts receivable from entities related, current	28	28	19,523	19,523
Other financial assets, non-current	34,485	34,485	15,517	15,517
Accounts receivable, non-current	12,949	12,949	12,743	12,743

Other current financial liabilities	594,519	867,791	802,841	824,167
Accounts payable for trade and other accounts payable, current	1,765,279	1,765,279	1,627,992	1,627,992
Accounts payable to entities related, current	7,444	7,444	12	12
Other financial liabilities, non current	6,341,669	6,174,294	5,979,039	5,533,131
Accounts payable, non current	418,587	418,587	326,284	326,284